SUBSEQUENT EVENTS (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Nov. 08, 2022	Nov. 07, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 03, 2022
Subsequent Event [Line Items]
Share price			$ 0.05
Interest and legal fees				$ 33,751	$ 17,795
Operating Loss Carryforwards					$ 21,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount		$ 75,000
Interest rate		12.00%
Maturity date		May 07, 2023
Conversion price		$ 0.0139
Number of warrants purchased		500,000
Share price		$ 0.0139
Incidental damages fee	$ 192,448,000
Interest and legal fees	$ 2,552,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Long-Term Debt, Gross							$ 103,750